Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in- capital	Accumulated other comprehensive income/(loss)	Retained earnings (deficit)	Equity attributable to noncontrolling interests
Balance, beginning of period (in shares) at Dec. 31, 2022		2,477,672
Balance, beginning of period at Dec. 31, 2022	$ 626,226	$ 21,198	$ 359,280	$ 19,360	$ 226,388	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	74,959				74,959
Pension adjustments, net of tax	(156)			(156)
Gain (loss) on foreign currency translation, net of tax	(3,168)			(3,168)
Balance, end of period (in shares) at Sep. 30, 2023		2,477,672
Balance, end of period at Sep. 30, 2023	697,860	$ 21,198	359,280	16,036	301,346	0
Balance, beginning of period (in shares) at Jun. 30, 2023		2,477,672
Balance, beginning of period at Jun. 30, 2023	672,799	$ 21,198	359,280	17,905	274,416
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,930				26,930
Pension adjustments, net of tax	(48)			(48)
Gain (loss) on foreign currency translation, net of tax	(1,821)			(1,821)
Balance, end of period (in shares) at Sep. 30, 2023		2,477,672
Balance, end of period at Sep. 30, 2023	697,860	$ 21,198	359,280	16,036	301,346	0
Balance, beginning of period (in shares) at Dec. 31, 2023		2,477,672
Balance, beginning of period at Dec. 31, 2023	727,890	$ 21,198	359,280	19,982	327,273	157
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	88,769				88,527	242
Pension adjustments, net of tax	208			208
Gain (loss) on foreign currency translation, net of tax	(1,000)			(937)		(63)
Dividends distributed to noncontrolling interests	(258)					(258)
Balance, end of period (in shares) at Sep. 30, 2024		2,477,672
Balance, end of period at Sep. 30, 2024	815,608	$ 21,198	359,280	19,253	415,800	77
Balance, beginning of period (in shares) at Jun. 30, 2024		2,477,672
Balance, beginning of period at Jun. 30, 2024	786,309	$ 21,198	359,280	14,986	390,758	87
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	25,143				25,042	101
Pension adjustments, net of tax	102			102
Gain (loss) on foreign currency translation, net of tax	4,165			4,165
Dividends distributed to noncontrolling interests	(111)					(111)
Balance, end of period (in shares) at Sep. 30, 2024		2,477,672
Balance, end of period at Sep. 30, 2024	$ 815,608	$ 21,198	$ 359,280	$ 19,253	$ 415,800	$ 77